UNAUDITED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
OPERATING ACTIVITIES
Net income	$ 89,428	$ 65,756
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	37,052	39,884
Gain on deemed sale of FLNG Gimi	(29,981)	0
Loss on disposal of long-lived asset	451	0
Provision for credit loss	1,575	0
Amortization of deferred charges and debt guarantees, net	4,580	2,939
Net (income)/loss from equity method investments	(9,960)	3,287
Drydocking expenditure paid	0	(2,906)
Compensation cost related to employee stock awards	7,937	5,380
Net foreign exchange losses/(gains)	1,675	(285)
Sales-type lease receivable in excess of interest income	12,222	0
Change in fair value of derivative instruments (interest rate swaps)	13,712	14,005
Change in fair value of oil and gas derivative instruments, commodity swaps and amortization of day 1 gains	63,169	78,178
Changes in assets and liabilities:
Trade accounts receivable and accrued income	22,295	7,955
Other current and non-current assets	(7,498)	(30,092)
Amounts due from related parties	(33)	(450)
Trade accounts payable	3,584	3,077
Accrued expenses	34,165	(9,846)
Other current and non-current liabilities	96,529	(22,074)
Net cash provided by operating activities	340,902	154,808
INVESTING ACTIVITIES
Additions to assets under development	(733,532)	(168,801)
Additions to equity method investments	(19,281)	0
Additions for Hilli redeployment	(9,912)	0
Loan advanced to related party	(1,847)	(13,213)
Proceeds from repayment of loan advanced to related party	17,930	0
Proceeds from subscription of equity interest in Gimi MS	21,020	40,491
Consideration received for the sale of long-lived asset	24,828	0
Proceeds from sale of equity method investments	39,143	822
Additions to vessels and equipment	0	(62,183)
Additions to intangibles	0	(1,417)
Net cash used in investing activities	(661,651)	(204,301)
FINANCING ACTIVITIES
Repayments of short-term and long-term debt	(104,031)	(93,758)
Cash dividends paid	(77,920)	(85,929)
Proceeds from exercise of share options	2,990	3,796
Financing costs paid	(11,560)	(7,819)
Purchase of treasury shares	(102,725)	(14,180)
Proceeds from long-term debt	575,000	300,000
Net cash provided by financing activities	281,754	102,110
Net (decrease)/increase in cash and cash equivalents, restricted cash and short-term deposits	(38,995)	52,617
Cash and cash equivalents, restricted cash and short-term deposits at the beginning of the period	716,582	771,470
Cash and cash equivalents, restricted cash and short-term deposits at the end of the period	677,587	824,087
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	611,176	732,062
Restricted cash and short-term deposits	38,621	17,463
Restricted cash (non-current portion)	27,790	74,562
Cash, cash equivalents, restricted cash and restricted cash equivalents	$ 677,587	$ 824,087